Intangible assets	12 Months Ended
Dec. 31, 2020
Intangible assets
Intangible assets

8.    Intangible assets

	As of December 31,
	2019	2020
	RMB	RMB
Non-compete agreement	—	6,740
Trademark	—	1,070
Total intangible assets	—	7,810
Less: Accumulated amortization	—	(392)
Total intangible assets, net	—	7,418

During the year ended December 31, 2020, the Company acquired intangible assets amounting to RMB7,810 in connection with  the acquisition of Shanghai Yuancui Information Technology Co., Ltd. (“Yuancui”) (see note 21), which were measured at fair value upon acquisition.